Fair Value of Assets and Liabilities Acquired (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 20, 2012
Business Acquisition [Line Items]
Bargain purchase gain	$ 9,441
Tap Funding Limited
Business Acquisition [Line Items]
Net investment in direct financing and sales-type leases		4,120
Revolving credit facility		(108,471)
Other net assets		3,607
Net assets		60,294
Net assets acquired by TL		33,825 [1]
Cash consideration		(20,532)
Reduced management fees		(3,852)
Bargain purchase gain		9,441
Tap Funding Limited | Container Purchases
Business Acquisition [Line Items]
Containers, net		$ 161,038

[1]	In accordance with ASC 805, the control acquired by TL was calculated as TL's ownership interest in TAP Funding's common shares of 50.1% plus a control premium determined to be 12% of the noncontrolling interest in TAP Funding's common shares of 49.9%.